Finance Income (Details) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance expenses:
Bank commissions					$ 18	$ 28	$ 27
Financial expenses from defined benefit plans							12
Interest expenses from IFRS 15 implementation					427
Net loss from exchange rate fluctuations					115	588	16
Other loss from long-term investment revaluation					644	5
Finance expenses	$ (324)	$ (346)	$ (508)	$ (428)	1,204	621	55
Finance income:
Interest income on bank deposits					(51)	(69)	(89)
Net change in fair value warrants exercisable into shares						(564)	(285)
Finance income	$ (36)	$ (936)	$ (63)	$ (197)	51	633	374
Total finance income and expenses					$ 1,153	$ (12)	$ (319)